Stock-based Compensation Expense (Tables)	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The following tables present the Company’s stock-based compensation for equity-settled awards by type, financial statement line, and the related tax benefit included in the Company’s Condensed Consolidated Statements of Operations:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
RSUs and PSUs	$124	$102
ESPP	9	13

Total	$133	$115

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Cost of revenue	$12	$15
Research and development	60	54
Selling general, and administrative	61	46

Subtotal	$133	$115
Tax benefit	(26)	(15)

Total	$107	$100

The Flash Business of Western Digital Corporation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The table below summarizes total costs charged to the Business related to the Business’s employees’ participation in our Parent’s incentive plan during the years ended June 28, 2024, June 30, 2023, and July 1, 2022:

	2024	2023	2022
	(in millions)
Cost of revenue	$20	$19	$18
Research and development	71	88	94
Selling, general and administrative	58	58	59

Total	$149	$165	$171